Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jan. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2010 Successor [Member]	Jan. 31, 2011 Maximum [Member] Successor [Member]	Jun. 30, 2012 Parent [Member]	Jun. 30, 2013 Parent [Member]	Jun. 30, 2012 Parent [Member]	Dec. 31, 2012 Parent [Member]	Jun. 30, 2013 Tiwest Joint Venture [Member]	Dec. 31, 2012 Tiwest Joint Venture [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of holding												44.40%
Payments Made for Purchasing Transition Services	$ 2		$ 4		$ 7
Percentage of holding														50.00%	50.00%	50.00%
Payments made for administrative services and product research and development activities						44	316	173	109		90		173
Reimbursement of payments made for administrative services and product research and development activities		$ 2		$ 9			$ 8	$ 9	$ 2	$ 1